UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Steven I. Koszalka

American Funds U.S. Government Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds U.S. Government Money Market FundSM
Investment portfolio
December 31, 2018
unaudited
Short-term securities 95.11% Federal agency discount notes 57.11%	Yield at acquisition	Principal amount (000)	Value (000)
Fannie Mae 1/7/2019	2.22%	$125,000	$124,958
Fannie Mae 1/14/2019	2.24	100,000	99,920
Fannie Mae 1/15/2019	2.25	100,000	99,913
Fannie Mae 1/16/2019	2.28	112,300	112,195
Fannie Mae 2/20/2019	2.37	50,000	49,834
Federal Farm Credit Banks 1/14/2019	2.22	50,000	49,959
Federal Farm Credit Banks 1/18/2019	2.29	127,600	127,460
Federal Farm Credit Banks 1/23/2019	2.28	48,000	47,930
Federal Farm Credit Banks 1/24/2019	2.30	90,900	90,762
Federal Farm Credit Banks 1/28/2019	2.31	50,000	49,910
Federal Farm Credit Banks 1/29/2019	2.31	50,000	49,906
Federal Farm Credit Banks 1/30/2019	2.31	25,000	24,951
Federal Farm Credit Banks 2/4/2019	2.32	100,000	99,771
Federal Farm Credit Banks 2/8/2019	2.35	84,000	83,785
Federal Farm Credit Banks 2/11/2019	2.36	150,000	149,584
Federal Farm Credit Banks 2/13/2019	2.38	20,000	19,942
Federal Farm Credit Banks 2/14/2019	2.37	40,000	39,881
Federal Farm Credit Banks 2/26/2019	2.37	50,000	49,809
Federal Farm Credit Banks 3/1/2019	2.38	25,000	24,899
Federal Farm Credit Banks 3/26/2019	2.37	50,000	49,716
Federal Farm Credit Banks 4/24/2019	2.45	20,000	19,846
Federal Farm Credit Banks 5/3/2019	2.46	25,000	24,792
Federal Home Loan Bank 1/2/2019	2.21	263,000	262,933
Federal Home Loan Bank 1/4/2019	2.23	250,000	249,967
Federal Home Loan Bank 1/7/2019	2.24	247,000	246,918
Federal Home Loan Bank 1/8/2019	2.24	300,000	299,880
Federal Home Loan Bank 1/9/2019	2.26	465,000	464,781
Federal Home Loan Bank 1/11/2019	2.24	362,600	362,382
Federal Home Loan Bank 1/14/2019	2.26	132,700	132,594
Federal Home Loan Bank 1/15/2019	2.26	144,800	144,674
Federal Home Loan Bank 1/16/2019	2.28	225,000	224,789
Federal Home Loan Bank 1/18/2019	2.29	147,600	147,442
Federal Home Loan Bank 1/22/2019	2.25	147,000	146,799
Federal Home Loan Bank 1/23/2019	2.29	170,000	169,756
Federal Home Loan Bank 1/24/2019	2.39	55,000	54,917
Federal Home Loan Bank 1/25/2019	2.36	125,500	125,302
Federal Home Loan Bank 1/28/2019	2.32	182,800	182,478
Federal Home Loan Bank 1/29/2019	2.28	225,000	224,588
Federal Home Loan Bank 1/30/2019	2.30	302,700	302,126
Federal Home Loan Bank 2/1/2019	2.31	350,000	349,289
Federal Home Loan Bank 2/5/2019	2.32	200,000	199,533
Federal Home Loan Bank 2/6/2019	2.33	344,500	343,683
Federal Home Loan Bank 2/8/2019	2.35	250,000	249,373
Federal Home Loan Bank 2/11/2019	2.36	27,400	27,326
Federal Home Loan Bank 2/12/2019	2.39	238,600	237,927
Federal Home Loan Bank 2/13/2019	2.35	265,000	264,235
Federal Home Loan Bank 2/15/2019	2.32	200,000	199,403
American Funds U.S. Government Money Market Fund — Page 1 of 4

unaudited
Short-term securities (continued) Federal agency discount notes (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 2/21/2019	2.38%	$170,000	$169,423
Federal Home Loan Bank 2/22/2019	2.37	350,000	348,789
Federal Home Loan Bank 2/25/2019	2.37	258,500	257,552
Federal Home Loan Bank 2/27/2019	2.37	150,000	149,430
Federal Home Loan Bank 3/1/2019	2.38	116,600	116,141
Federal Home Loan Bank 3/4/2019	2.40	200,000	199,172
Federal Home Loan Bank 3/6/2019	2.35	170,000	169,273
Federal Home Loan Bank 3/7/2019	2.39	150,000	149,350
Federal Home Loan Bank 3/8/2019	2.40	225,000	223,997
Federal Home Loan Bank 3/11/2019	2.40	150,000	149,310
Federal Home Loan Bank 3/13/2019	2.39	198,000	197,065
Federal Home Loan Bank 3/21/2019	2.41	80,000	79,580
Federal Home Loan Bank 3/22/2019	2.41	108,300	107,726
Federal Home Loan Bank 3/25/2019	2.40	175,000	174,038
Federal Home Loan Bank 4/1/2019	2.40	200,000	198,810
Federal Home Loan Bank 4/2/2019	2.42	70,000	69,579
Federal Home Loan Bank 4/3/2019	2.41	100,000	99,392
Federal Home Loan Bank 4/22/2019	2.46	150,000	148,891
Freddie Mac 1/18/2019	2.26	130,000	129,861
Freddie Mac 1/22/2019	2.26	160,000	159,784
Freddie Mac 2/13/2019	2.34	60,000	59,829
Freddie Mac 2/20/2019	2.35	250,000	249,168
Tennessee Valley Authority 1/22/2019	2.36	32,800	32,755
Tennessee Valley Authority 1/29/2019	2.37	21,000	20,961
			10,762,694
U.S. Treasury bills 28.18%
U.S. Treasury Bills 1/2/2019	2.16	100,000	100,000
U.S. Treasury Bills 1/3/2019	2.09	517,100	517,004
U.S. Treasury Bills 1/8/2019	2.20	150,000	149,944
U.S. Treasury Bills 1/10/2019	2.14	330,000	329,839
U.S. Treasury Bills 1/15/2019	2.26	238,400	238,204
U.S. Treasury Bills 1/17/2019	2.19	508,400	507,915
U.S. Treasury Bills 1/22/2019	2.26	112,000	111,854
U.S. Treasury Bills 1/24/2019	2.23	390,000	389,449
U.S. Treasury Bills 1/31/2019	2.28	103,800	103,614
U.S. Treasury Bills 2/5/2019	2.20	245,000	244,454
U.S. Treasury Bills 2/7/2019	2.24	281,200	280,539
U.S. Treasury Bills 2/12/2019	2.30	250,000	249,339
U.S. Treasury Bills 2/14/2019	2.29	280,700	279,872
U.S. Treasury Bills 2/19/2019	2.34	300,000	299,059
U.S. Treasury Bills 2/21/2019	2.32	150,000	149,508
U.S. Treasury Bills 2/28/2019	2.33	140,000	139,477
U.S. Treasury Bills 3/14/2019	2.36	310,000	308,516
U.S. Treasury Bills 3/21/2019	2.33	466,500	464,165
U.S. Treasury Bills 3/28/2019	2.37	250,000	248,633
U.S. Treasury Bills 5/2/2019	2.43	200,000	198,393
			5,309,778
Repurchase agreements 9.82%
Overnight repurchase agreements*		1,850,000	1,850,000
Total short-term securities (cost: $17,922,397,000)			17,922,472
American Funds U.S. Government Money Market Fund — Page 2 of 4

unaudited
Bonds, notes & other debt instruments 4.51% U.S. Treasury bonds & notes 4.51% U.S. Treasury 4.51%	Principal amount (000)	Value (000)
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.06%) 2.490% 2019[1]	$250,000	$250,112
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.14%) 2.570% 2019[1]	225,000	225,032
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0%) 2.430% 2020[1]	50,000	49,984
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.045%) 2.475% 2020[1]	250,000	249,682
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.043%) 2.473% 2020[1]	75,000	74,956
		849,766
Total bonds, notes & other debt instruments (cost: $849,982,000)		849,766
Total investment securities 99.62% (cost: $18,772,379,000)		18,772,238
Other assets less liabilities 0.38%		70,722
Net assets 100.00%		$18,842,960
*Repurchase agreements

The fund held overnight repurchase agreements on December 31, 2018. Additional details on repurchase agreements appear in the following table.
Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	2.85%	12/31/2018	1/2/2019	U.S. Treasury 0%-2.875% 2019-2028	$ 102,000	$ 100,000	$ 100,016
BNP Paribas	2.95	12/31/2018	1/2/2019	U.S. Treasury 0.125%-8.125% 2019-2026	306,000	300,000	300,049
JPMorgan Chase	2.95	12/31/2018	1/2/2019	U.S. Treasury 2.625% 2023	255,000	250,000	250,041
Merrill Lynch	2.95	12/31/2018	1/2/2019	Cash and U.S. Treasury 0%-2.75% 2019-2024	354,996	350,000	350,057
Société Générale	2.93	12/31/2018	1/2/2019	U.S. Treasury 0%-8.125% 2019-2028	204,000	200,000	200,033
Toronto Dominion	2.95	12/31/2018	1/2/2019	U.S. Treasury 0.125%-3.625% 2019-2028	408,000	400,000	400,066
Wells Fargo	2.95	12/31/2018	1/2/2019	U.S. Treasury 0.125%-3.125% 2019-2028	255,000	250,000	250,041
					$1,884,996	$1,850,000	$1,850,303
[1]	Coupon rate may change periodically.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
American Funds U.S. Government Money Market Fund — Page 3 of 4

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2018, all of the fund’s investment securities were classified as Level 2.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2019 Capital Group. All rights reserved.
MFGEFPX-059-0219O-S66033	American Funds U.S. Government Money Market Fund — Page 4 of 4

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2019